Income taxes - Deferred tax balance sheet presentation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred taxes presented on the balance sheet
Deferred tax assets	$ 3,202	$ 3,418	$ 5,049
Deferred tax liabilities	(12,114)	(11,688)	(11,021)
NET DEFERRED TAX LIABILITY	$ (8,912)	$ (8,270)	$ (5,972)	$ (5,504)